RELATED PARTY TRANSACTIONS (Details Textual) (USD $)			1 Months Ended	4 Months Ended	5 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2011 Barry Honig	Oct. 31, 2012 Barry Honig	Dec. 31, 2011 Barry Honig	Dec. 31, 2013 Barry Honig	Aug. 31, 2013 Barry Honig	Dec. 31, 2012 Barry Honig	Jan. 31, 2013 Continental Resources	Sep. 30, 2013 Continental Resources	Dec. 31, 2013 Continental Resources	Dec. 31, 2012 Continental Resources
Related Party Transaction [Line Items]
Distribution to former parent company									$ 15,066	$ 15,066	$ 15,066	$ 611,589
Proceeds from debt advanced			2,250,000
Payments on notes in advance					1,688,250
Extinguished debt				75,500
Principle amount of note payable	0	486,250				0		486,250
Accrued interest and fees						$ 0	$ 159,230	$ 142,164